Amounts Receivable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

5.	AMOUNTS RECEIVABLE

	December 31, 2022	December 31, 2021
Sales tax receivables
Canada	$15.1	$6.5
Mexico	16.4	18.7
Other	1.1	1.9
Other receivables	4.6	4.0
	$37.2	$31.1
Sales tax receivables are mainly related to value-added taxes at the Company's Mexican and Canadian operations. The Company expects that these receivables will be collected within the next year.